Summary of Significant Accounting Policies - Schedule of Diluted Net Loss Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Diluted Net Loss Per Share [Line Items]
Dilutive shares	1,229,302	1,013,536	1,350,625	696,838
Convertible Preferred Stock [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Dilutive shares		662,921		324,184
Warrants [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Dilutive shares	990,000	4,159	961,667	2,034
Stock options [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Dilutive shares	222,635	345,164	329,395	369,092
Unvested restricted stock units [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Dilutive shares	16,667	1,292	739	1,528